Expense Example - Deepwater Beachfront Small Cap ETF - Deepwater Beachfront Small Cap ETF Class	Dec. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271